Other Current Liabilities (Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Other Current Liabilities [Abstract]
Accrued employee compensation and related benefits	$ 6,306		$ 6,546
Accrued expenses	2,146		2,291
Commissions	2,048		2,040
Current maturities of contingent consideration	1,900	[1]	268	[1]
Advances from customers and deferred revenues	1,416		1,985
Accrued warranty costs	1,151	[2]	1,304	[2]
Government institutions	1,084		992
Current maturities of OCS liability	228	[1]	159	[1]
Total other current liabilities	$ 16,279		$ 15,585

[1]	See also Note 12 – Other long-term liabilities
[2]	Changes in the accrued warranty costs are as follows: